12. GOODWILL (Details 2) $ in Thousands	Dec. 31, 2018 CLP ($)
Southern Brewing Company S.A
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	$ 6,054,299
Southern Brewing Company S.A | Cash and cash equivalents
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	22,442
Southern Brewing Company S.A | Other non-financial assets, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	43,828
Southern Brewing Company S.A | Trade and other receivables, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	851,880
Southern Brewing Company S.A | Trade receivables due from related parties, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	8,046
Southern Brewing Company S.A | Inventories, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	702,237
Southern Brewing Company S.A | Current tax assets
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	101,479
Southern Brewing Company S.A | Investments accounted for using equity method
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	601,270
Southern Brewing Company S.A | Intangible assets other than goodwill
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	3,518,098
Southern Brewing Company S.A | Property, plant and equipment
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	5,500,578
Southern Brewing Company S.A | Deferred tax assets
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	224,618
Southern Brewing Company S.A | Other financial liabilities, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(1,439,050)
Southern Brewing Company S.A | Trade and other payables, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(515,486)
Southern Brewing Company S.A | Other short-term provisions
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(232,668)
Southern Brewing Company S.A | Current tax liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(151,414)
Southern Brewing Company S.A | Provision for employee benefits
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(47,492)
Southern Brewing Company S.A | Other non-current financial liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(1,762,159)
Southern Brewing Company S.A | Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(1,371,908)
Excelsior Wine Compañy LLC
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	3,250,674
Excelsior Wine Compañy LLC | Cash and cash equivalents
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	3,819,393
Excelsior Wine Compañy LLC | Other non-financial assets, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	506,697
Excelsior Wine Compañy LLC | Trade and other receivables, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	6,526,862
Excelsior Wine Compañy LLC | Inventories, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	4,401,528
Excelsior Wine Compañy LLC | Trade and other payables, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(5,621,676)
Excelsior Wine Compañy LLC | Other short-term provisions
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	(4,474,233)
Excelsior Wine Compañy LLC | Trade payables due to related parties, current
Disclosure of detailed information about business combination [line items]
Assets acquired/liabilities assumed	$ (1,907,897)